Document and Entity Information	Aug. 10, 2023
Cover [Abstract]
Entity Registrant Name	FORWARD AIR CORP
Amendment Flag	false
Entity Central Index Key	0000912728
Document Type	8-K
Document Period End Date	Aug. 10, 2023
Entity Incorporation State Country Code	TN
Entity File Number	000-22490
Entity Tax Identification Number	62-1120025
Entity Address, Address Line One	1915 Snapps Ferry Road
Entity Address, Address Line Two	Building N
Entity Address, City or Town	Greeneville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37745
City Area Code	(423)
Local Phone Number	636-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FWRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false